THE PIONEER GROUP, INC.
           60 State Street
           Boston, MA 02109-1820
           617-742-7825



[Pioneer logo]


                                                 November 23, 1999

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Limited Maturity Bond Fund (the "Fund")
     (File Nos. 33-847613 and 811-06657)
     CIK No. 0000887228

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of statement of additional information filed under paragraph (e) of Rule 497 does not differ from that contained in the Fund's filing under paragraph (e) of Rule 497 filed electronically (Accession No. 0000887228-99-000014) on September 16, 1999. The electronic filing made on behalf of the fund pursuant to Rule 497(j) (Accession No. 0001094522-99-00005) on November 19, 1999 was made in error and should be disregarded.

     If you have any questions about this certification, please contact me at (617) 517-8909 (collect).

                                                 Very truly yours,

                                                 /s/Linda K. Nishi

                                                 Linda K. Nishi